SHARE-BASED COMPENSATION (Details) - Stock options - shares		12 Months Ended
	Mar. 26, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 19, 2018	Feb. 14, 2018	Apr. 20, 2016	Nov. 13, 2015
SHARE-BASED COMPENSATION
Service period (in years)	4 years
Expiration period (in years)	3 months
Granted (in shares)		25,224,000	12,819,330	11,618,090
2013 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares issued	34,275,990						65,000,000	40,942,650
Vesting percentage	25.00%
2018 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares issued						87,742,890
2018 Second Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares issued					102,040,053